Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 374	SFr 366	SFr 540	SFr 740	SFr 1,226
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	0	0	1
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	11	0	21
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	102	33	90	135	218
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	(8)	(8)	10	(16)	22
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	5	5	5	11
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	43	19	75	62	196
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	3	3	3	6	7
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	87	119	137	206	304
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	141	SFr 195	SFr 209	336	SFr 446
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 6			SFr 6